SCHEDULE OF GOODWILL REPORTABLE BY SEGMENT (Details) - USD ($) $ in Thousands	Oct. 01, 2022	May 18, 2022	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Goodwill	$ 27,696	$ 5,974	$ 23,828	$ 27,045	$ 31,049
UNITED STATES
Goodwill			12,082	12,082
UNITED KINGDOM
Goodwill			11,746	14,963
Professional Staffing [Member] | UNITED STATES
Goodwill			6,222	6,222
Professional Staffing [Member] | UNITED KINGDOM
Goodwill			11,746	14,963
Commercial Staffing [Member] | UNITED STATES
Goodwill			$ 5,860	$ 5,860